Total Invested Assets and Related Net Investment Income - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 CAD square_foot $ / square_foot	Dec. 31, 2016 CAD
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Derivative liabilities	CAD 1,756,000,000	CAD 2,512,000,000
Net ineffectiveness on fair value hedges	3,000,000	0
Gain on hedge ineffectiveness recognized in accumulated OCI	7,000,000
Financial assets	CAD 137,691,000,000	CAD 134,491,000,000
Repurchase agreement interest rate	1.25%	0.69%
Financial assets, at fair value	CAD 140,292,000,000	CAD 136,820,000,000
Carrying value of securities lent	1,976,000,000	1,789,000,000
Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	42,805,000,000	40,775,000,000
Financial assets, at fair value	45,406,000,000	43,104,000,000
Asset-backed securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	CAD 5,899,000,000	5,946,000,000
Mortgages | Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Risk-adjusted spreads	20 years
Asset-Backed Securities In Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	CAD 75,000,000	40,000,000
Financial assets | Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	6,805,000,000	4,754,000,000
Securitized mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	1,283,000,000	1,105,000,000
Financial assets, at fair value	1,267,000,000	1,102,000,000
Cash And Cash Equivalents In Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	0	0
Transferred Assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets, at fair value	1,976,000,000	1,789,000,000
Securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Carrying value of securities lent	1,467,000,000	1,483,000,000
Collateral associated with securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Related collateral	CAD 1,546,000,000	1,562,000,000
Loans | Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Risk-adjusted spreads	10 years
Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	8 days
Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	158 days
Weighted average
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	82 days
Securitized mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial liabilities	CAD 1,355,000,000	1,141,000,000
Financial liabilities, at fair value	1,346,000,000	1,153,000,000
Fair value through profit or loss | Asset-backed securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	3,681,000,000	3,668,000,000
Fair value through profit or loss | Financial assets | Level 2
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets	38,601,000,000	38,350,000,000
Measured at fair value
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Derivative liabilities	CAD 1,756,000,000	CAD 2,512,000,000
Discounted cash flow | Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)	0.00%
Long-term vacancy rate	2.00%
Discount rate	4.50%
Terminal capitalization rate	4.25%
Discounted cash flow | Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)	3.00%
Long-term vacancy rate	10.00%
Discount rate	11.00%
Terminal capitalization rate	10.00%
Discounted cash flow | Retail and office properties | Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | square_foot	12.00
Discounted cash flow | Retail and office properties | Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | $ / square_foot	65.00
Discounted cash flow | Industrial properties | Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | $ / square_foot	3.00
Discounted cash flow | Industrial properties | Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | $ / square_foot	11.00
Discounted cash flow | Investment property
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Expected return period	10 years